Schedule II (details) - Condensed Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statement of Cash Flows
Net income	$ 3,673	$ 2,473	$ 1,426
Deferred federal income tax (benefit) expense	167	223	63
Other operating activities	262	206	(387)
Net cash provided by operating activities	3,816	3,230	2,169
Net sales of short-term securities	111	117	2,018
Net cash provided by (used in) investing activities	(910)	(972)	1,152
Payment of debt	(500)	(258)	(8)
Issuance of debt	494
Dividends paid to shareholders	(729)	(694)	(665)
Issuance of common stock - employee share options	206	295	314
Treasury stock acquired - share repurchase authorization	(2,400)	(1,474)	(2,919)
Treasury stock acquired - net employee share-based compensation	(61)	(53)	(46)
Net cash used in financing activities	(2,939)	(2,146)	(3,306)
Net increase (decrease) in cash	(36)	116	14
Cash at beginning of year	330	214	200
Cash at end of year	294	330	214
Cash received during the year for taxes	(1,057)	(188)	(218)
Cash paid during the year for interest	355	375	382
Travelers [Member] | Reportable Legal Entities [Member]
Condensed Statement of Cash Flows
Net income	3,673	2,473	1,426
Equity in net income of subsidiaries	(3,815)	(2,655)	(1,564)
Dividends received from consolidated subsidiaries	2,423	1,920	2,300
Capital contributed to subsidiaries	(500)		(10)
Deferred federal income tax (benefit) expense	(59)	52	43
Change in income taxes payable	48	(1)	(162)
Other operating activities	238	(16)	28
Net cash provided by operating activities	2,008	1,773	2,061
Net sales of short-term securities	435	381	1,276
Other investments, net	(3)	(8)	(41)
Net cash provided by (used in) investing activities	432	373	1,235
Payment of debt		(258)
Issuance of debt	494
Dividends paid to shareholders	(729)	(694)	(665)
Issuance of common stock - employee share options	206	295	314
Treasury stock acquired - share repurchase authorization	(2,400)	(1,474)	(2,919)
Treasury stock acquired - net employee share-based compensation	(61)	(53)	(46)
Other financing activities	51	38	18
Net cash used in financing activities	(2,439)	(2,146)	(3,298)
Net increase (decrease) in cash	1		(2)
Cash at beginning of year	2	2	4
Cash at end of year	3	2	2
Cash received during the year for taxes	210	207	97
Cash paid during the year for interest	$ 295	$ 302	$ 309